F/m 10-Year Investment Grade Corporate Bond ETF
Schedule of Investments
November 30, 2025 (Unaudited)

CORPORATE BONDS - 98.3%	Par	Value
Communications - 4.3%
Alphabet, Inc., 4.70%, 11/15/2035	$122,000	$123,969
AT&T, Inc., 4.90%, 11/01/2035	126,000	125,580
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.85%, 12/01/2035	124,000	124,282
Comcast Corp., 4.40%, 08/15/2035	128,000	123,039
Meta Platforms, Inc., 4.88%, 11/15/2035	122,000	123,322
Paramount Global, 6.88%, 04/30/2036	118,000	123,852
T-Mobile USA, Inc., 4.95%, 11/15/2035	123,000	123,659
Uber Technologies, Inc., 4.80%, 09/15/2035	124,000	123,944
Verizon Communications, Inc., 5.00%, 01/15/2036	124,000	124,162
Walt Disney Co., 6.40%, 12/15/2035	104,000	118,513
		1,234,322

Consumer Discretionary - 8.5%
Amazon.com, Inc., 4.65%, 11/20/2035	122,000	123,089
BMW US Capital LLC, 5.20%, 08/11/2035 (a)	122,000	123,864
Cornell University, 4.73%, 06/15/2035	122,000	123,700
DR Horton, Inc., 5.50%, 10/15/2035	116,000	121,360
eBay, Inc., 5.13%, 11/06/2035	122,000	122,524
General Motors Financial Co., Inc., 6.15%, 07/15/2035	113,000	119,991
Gildan Activewear, Inc., 5.40%, 10/07/2035 (a)	124,000	123,941
Home Depot, Inc., 4.65%, 09/15/2035	124,000	123,989
Honda Motor Co. Ltd., 5.34%, 07/08/2035	116,000	119,296
Hyatt Hotels Corp., 5.40%, 12/15/2035	122,000	123,200
Lowe's Cos., Inc., 4.85%, 10/15/2035	126,000	125,735
Marriott International, Inc., 5.25%, 10/15/2035	122,000	124,432
McDonald's Corp., 5.00%, 02/13/2036	119,000	120,874
Northwestern University, 4.94%, 12/01/2035	118,000	121,753
President and Fellows of Harvard College, 5.26%, 03/15/2036	118,000	123,859
Royal Caribbean Cruises Ltd., 5.38%, 01/15/2036	124,000	125,351
Southwest Airlines Co., 5.25%, 11/15/2035	129,000	126,345
Toll Brothers Finance Corp., 5.60%, 06/15/2035 (b)	120,000	124,093
Toyota Motor Corp., 5.05%, 06/30/2035	120,000	124,308
Trustees of Columbia University in the City of New York, 4.36%, 10/01/2035	125,000	123,499
		2,465,203

Consumer Staples - 6.8%
Alimentation Couche-Tard, Inc., 5.08%, 09/29/2035 (a)	121,000	122,328
Altria Group, Inc., 5.25%, 08/06/2035	119,000	121,200
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036	124,000	123,910
Archer-Daniels-Midland Co., 5.38%, 09/15/2035	114,000	121,243
BAT Capital Corp., 5.63%, 08/15/2035	115,000	120,578
Bunge Ltd. Finance Corp., 5.15%, 08/04/2035	122,000	124,965
Conagra Brands, Inc., 5.75%, 08/01/2035 (b)	121,000	124,603
Constellation Brands, Inc., 4.95%, 11/01/2035	121,000	120,123
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co., 5.50%, 01/15/2036 (a)	117,000	119,762
Kraft Heinz Foods Co., 5.00%, 07/15/2035	124,000	124,287
PepsiCo, Inc., 5.00%, 07/23/2035	117,000	120,621
Philip Morris International, Inc., 4.63%, 10/29/2035	124,000	122,076
Procter & Gamble Co., 4.35%, 11/03/2035	123,000	122,669
Sysco Corp., 5.38%, 09/21/2035	120,000	124,935
Target Corp., 5.25%, 02/15/2036	120,000	123,976
Walmart, Inc., 5.25%, 09/01/2035	113,000	120,691
		1,957,967

Energy - 9.7%
Boardwalk Pipelines LP, 5.38%, 02/15/2036	122,000	122,808
Cenovus Energy, Inc., 5.40%, 03/20/2036	122,000	123,192
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (a)	120,000	123,457
Chevron USA, Inc., 4.85%, 10/15/2035	119,000	121,069
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (a)	124,000	125,607
Enbridge, Inc., 5.20%, 11/20/2035	122,000	123,255
Enterprise Products Operating LLC, 5.20%, 01/15/2036	117,000	120,049
EOG Resources, Inc., 5.35%, 01/15/2036	118,000	122,399
Equinor ASA, 4.75%, 11/14/2035	124,000	124,752
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035 (a)	118,000	123,554
Gulfstream Natural Gas System LLC, 5.60%, 07/23/2035 (a)	117,000	120,572
Halliburton Co., 4.85%, 11/15/2035	125,000	124,351
MPLX LP, 5.40%, 09/15/2035	122,000	123,460
ONEOK, Inc., 5.40%, 10/15/2035	119,000	120,694
Phillips 66 Co., 6.20% to 03/15/2036 then 5 yr. CMT Rate + 2.17%, 03/15/2056	124,000	124,170
Plains All American Pipeline LP / PAA Finance Corp., 5.60%, 01/15/2036	119,000	120,910
Santos Finance Ltd., 5.75%, 11/13/2035 (a)	124,000	124,327
Shell Finance US, Inc., 4.75%, 01/06/2036	122,000	122,915
Southern Natural Gas Co. LLC, 5.45%, 08/01/2035 (a)	117,000	119,730
Targa Resources Corp., 5.65%, 02/15/2036	120,000	124,004
TransCanada PipeLines Ltd., 5.85%, 03/15/2036	118,000	124,231
Transcontinental Gas Pipe Line Co. LLC, 5.10%, 03/15/2036 (a)	122,000	124,032
Viper Energy Partners LLC, 5.70%, 08/01/2035	120,000	122,983
		2,826,521

Financials - 25.0%(c)
Agree LP, 5.60%, 06/15/2035	113,000	119,053
Alexandria Real Estate Equities, Inc., 5.50%, 10/01/2035	122,000	124,514
Allstate Corp., 5.95%, 04/01/2036	116,000	124,887
American Express Co., 4.80% to 10/24/2035 then SOFR + 1.24%, 10/24/2036	123,000	122,383
American Financial Group, Inc./OH, 5.00%, 09/23/2035	128,000	125,702
American National Group, Inc., 6.00%, 07/15/2035	120,000	121,488
Apollo Global Management, Inc., 5.15%, 08/12/2035	124,000	124,249
Assurant, Inc., 5.55%, 02/15/2036	122,000	124,135
Athene Global Funding, 5.54%, 08/22/2035 (a)	122,000	122,781
AvalonBay Communities, Inc., 5.00%, 08/01/2035	122,000	123,905
Bank of New York Mellon Corp., 5.32% to 06/06/2035 then SOFR + 1.35%, 06/06/2036	115,000	119,992
Blackstone Reg Finance Co. LLC, 4.95%, 02/15/2036	123,000	122,581
Brookfield Asset Management Ltd., 5.30%, 01/15/2036	122,000	122,751
Brookfield Finance, Inc., 5.33%, 01/15/2036	124,000	124,931
Brown & Brown, Inc., 5.55%, 06/23/2035	116,000	119,241
Capital One Financial Corp., 5.20% to 09/11/2035 then SOFR + 1.63%, 09/11/2036	124,000	123,781
Carlyle Group, Inc., 5.05%, 09/19/2035	126,000	124,180
CBRE Services, Inc., 5.50%, 06/15/2035	119,000	123,631
Charles Schwab Corp., 0.00% to 11/14/2035 then SOFR + 1.23%, 11/14/2036	124,000	124,225
Chubb INA Holdings LLC, 4.90%, 08/15/2035	122,000	123,435
Citigroup, Inc., 5.17% to 09/11/2035 then SOFR + 1.49%, 09/11/2036	119,000	121,441
CNA Financial Corp., 5.20%, 08/15/2035	119,000	120,196
CubeSmart LP, 5.13%, 11/01/2035	124,000	124,529
Essential Properties LP, 5.40%, 12/01/2035	124,000	124,552
Extra Space Storage LP, 5.40%, 06/15/2035	120,000	123,613
Fiserv, Inc., 5.25%, 08/11/2035	122,000	122,404
GATX Corp., 5.50%, 06/15/2035	119,000	122,976
Global Payments, Inc., 5.55%, 11/15/2035	124,000	123,898
Goldman Sachs Group, Inc., 4.94% to 10/21/2035 then SOFR + 1.33%, 10/21/2036	123,000	123,458
HA Sustainable Infrastructure Capital, Inc., 6.75%, 07/15/2035	116,000	120,208
Hanover Insurance Group, Inc., 5.50%, 09/01/2035	119,000	121,393
Jefferies Financial Group, Inc., 6.25%, 01/15/2036	113,000	120,100
JPMorgan Chase & Co., 4.81% to 10/22/2035 then SOFR + 1.19%, 10/22/2036	123,000	123,682
Kilroy Realty LP, 5.88%, 10/15/2035	122,000	123,761
Kimco Realty OP LLC, 5.30%, 02/01/2036	120,000	123,751
KKR & Co., Inc., 5.10%, 08/07/2035	124,000	123,846
Lazard Group LLC, 5.63%, 08/01/2035	117,000	119,635
Lincoln National Corp., 5.35%, 11/15/2035	124,000	124,413
LPL Holdings, Inc., 5.75%, 06/15/2035	116,000	119,877
MetLife, Inc., 5.70%, 06/15/2035	111,000	119,042
Morgan Stanley, 4.89% to 10/22/2035 then SOFR + 1.31%, 10/22/2036	123,000	123,399
Northern Trust Corp., 5.12% to 11/19/2035 then 5 yr. CMT Rate + 1.05%, 11/19/2040	122,000	122,655
PNC Financial Services Group, Inc., 5.37% to 07/21/2035 then SOFR + 1.42%, 07/21/2036	120,000	124,312
Prologis Targeted US Logistics Fund LP, 4.75%, 01/15/2036 (a)	123,000	120,968
Protective Life Corp., 5.35%, 12/15/2035 (a)	122,000	123,378
Public Storage Operating Co., 5.00%, 07/01/2035	117,000	119,532
Raymond James Financial, Inc., 4.90%, 09/11/2035	126,000	125,505
Reinsurance Group of America, Inc., 6.65% to 09/15/2035 then 5 yr. CMT Rate + 2.39%, 09/15/2055	119,000	122,794
Simon Property Group LP, 5.13%, 10/01/2035	122,000	124,443
State Street Corp., 4.78% to 10/23/2035 then SOFR + 1.22%, 10/23/2036	123,000	123,412
Synchrony Financial, 6.00% to 07/29/2035 then SOFR + 2.07%, 07/29/2036	120,000	123,366
Toronto-Dominion Bank, 4.93%, 10/15/2035	123,000	124,232
TPG Operating Group II LP, 5.38%, 01/15/2036	124,000	124,379
Travelers Cos., Inc., 5.05%, 07/24/2035	118,000	120,722
Truist Financial Corp., 4.96% to 10/23/2035 then SOFR + 1.40%, 10/23/2036	121,000	120,386
Unum Group, 5.25%, 12/15/2035	124,000	123,749
Visa, Inc., 4.15%, 12/14/2035	123,000	119,881
Wells Fargo & Co., 4.89% to 09/15/2035 then SOFR + 1.34%, 09/15/2036	121,000	122,040
Welltower OP LLC, 5.13%, 07/01/2035	121,000	124,452
		7,242,225

Health Care - 10.6%
AbbVie, Inc., 4.30%, 05/14/2036	128,000	124,096
Ascension Health, 4.92%, 11/15/2035	122,000	123,931
Baxter International, Inc., 5.65%, 12/15/2035	122,000	124,328
Bayer US Finance II LLC, 5.50%, 07/30/2035 (a)	121,000	122,969
Boston Scientific Corp., 6.25%, 11/15/2035 (d)	110,000	123,936
Cardinal Health, Inc., 5.15%, 09/15/2035	122,000	124,642
Cigna Group, 5.25%, 01/15/2036	122,000	125,097
CommonSpirit Health, 4.98%, 09/01/2035	123,000	122,840
CVS Health Corp., 5.45%, 09/15/2035	117,000	120,768
Elevance Health, Inc., 5.00%, 01/15/2036	121,000	121,201
Eli Lilly & Co., 4.90%, 10/15/2035	122,000	125,364
GE HealthCare Technologies, Inc., 5.50%, 06/15/2035	118,000	123,234
Gilead Sciences, Inc., 5.10%, 06/15/2035	116,000	120,010
HCA, Inc., 4.90%, 11/15/2035	121,000	120,540
Johnson & Johnson, 3.55%, 03/01/2036	135,000	125,280
Merck & Co., Inc., 4.95%, 09/15/2035	119,000	122,166
Novartis Capital Corp., 4.60%, 11/05/2035	124,000	124,069
Orlando Health Obligated Group, 5.48%, 10/01/2035	118,000	123,803
Pfizer, Inc., 4.88%, 11/15/2035	122,000	123,459
Royalty Pharma PLC, 5.20%, 09/25/2035	124,000	125,358
Sutter Health, 5.54%, 08/15/2035	114,000	120,631
Thermo Fisher Scientific, Inc., 4.79%, 10/07/2035	121,000	122,215
UnitedHealth Group, Inc., 5.30%, 06/15/2035	119,000	124,011
VSP Optical Group, Inc., 5.45%, 12/01/2035 (a)	122,000	123,859
Zoetis, Inc., 5.00%, 08/17/2035	119,000	121,081
		3,078,888

Industrials - 8.0%
Amphenol Corp., 4.63%, 02/15/2036	123,000	121,840
Canadian National Railway Co., 4.75%, 11/12/2035	122,000	122,992
Canadian Pacific Railway Co., 4.80%, 09/15/2035	124,000	123,772
Caterpillar, Inc., 5.30%, 09/15/2035	116,000	122,686
CSX Corp., 5.05%, 06/15/2035	120,000	123,100
Dover Corp., 5.38%, 10/15/2035	117,000	122,767
General Dynamics Corp., 4.95%, 08/15/2035	121,000	124,327
General Electric Co., 4.90%, 01/29/2036	117,000	120,055
Honeywell International, Inc., 5.70%, 03/15/2036	113,000	121,330
Hubbell, Inc., 4.80%, 11/15/2035	124,000	124,164
Johnson Controls International PLC, 6.00%, 01/15/2036	113,000	123,964
Lockheed Martin Corp., 5.00%, 08/15/2035	121,000	124,270
Northrop Grumman Corp., 5.25%, 07/15/2035	115,000	120,117
Otis Worldwide Corp., 5.13%, 09/04/2035 (b)	119,000	121,601
Quanta Services, Inc., 5.10%, 08/09/2035	119,000	120,393
Textron, Inc., 4.95%, 03/15/2036	123,000	123,066
Transurban Finance Co. Pty Ltd., 4.92%, 03/24/2036 (a)	121,000	121,147
Union Pacific Corp., 2.89%, 04/06/2036	143,000	121,674
Waste Connections, Inc., 5.25%, 09/01/2035	115,000	119,996
		2,323,261

Materials - 6.4%
Barrick Mining Corp., 6.45%, 10/15/2035	111,000	123,958
BHP Billiton Finance USA Ltd., 5.00%, 02/15/2036	122,000	124,344
Carlisle Cos., Inc., 5.25%, 09/15/2035	119,000	121,692
CF Industries, Inc., 5.30%, 11/26/2035	122,000	122,879
CRH America Finance, Inc., 5.00%, 02/09/2036	123,000	124,179
Dow Chemical Co., 5.65%, 03/15/2036 (b)	124,000	124,534
Eagle Materials, Inc., 5.00%, 03/15/2036	124,000	122,707
Ecolab, Inc., 5.00%, 09/01/2035	122,000	125,265
Gerdau Trade, Inc., 5.75%, 06/09/2035	115,000	119,313
International Paper Co., 5.00%, 09/15/2035	125,000	125,636
LYB International Finance III LLC, 5.88%, 01/15/2036	124,000	124,434
Packaging Corp. of America, 5.20%, 08/15/2035	122,000	125,040
Sherwin-Williams Co., 5.15%, 08/15/2035	117,000	119,882
Suzano Netherlands BV, 5.50%, 01/15/2036	124,000	123,225
Westlake Corp., 5.55%, 11/15/2035	122,000	122,774
		1,849,862

Technology - 7.6%
Apple, Inc., 4.50%, 02/23/2036	120,000	122,635
Applied Materials, Inc., 4.60%, 01/15/2036	126,000	125,085
Autodesk, Inc., 5.30%, 06/15/2035	119,000	122,986
Broadcom, Inc., 4.80%, 02/15/2036	121,000	121,285
Dell International LLC / EMC Corp., 5.10%, 02/15/2036	126,000	125,830
Flex Ltd., 5.38%, 11/13/2035	124,000	124,591
Gartner, Inc., 5.60%, 11/20/2035	122,000	123,428
Hewlett Packard Enterprise Co., 6.20%, 10/15/2035 (d)	113,000	122,484
Marvell Technology, Inc., 5.45%, 07/15/2035	120,000	124,010
Micron Technology, Inc., 6.05%, 11/01/2035	115,000	123,418
Microsoft Corp., 4.20%, 11/03/2035	123,000	124,507
Motorola Solutions, Inc., 5.55%, 08/15/2035	118,000	123,071
MSCI, Inc., 5.15%, 03/15/2036	124,000	123,849
NXP BV / NXP Funding LLC / NXP USA, Inc., 5.25%, 08/19/2035	119,000	121,019
Oracle Corp., 5.20%, 09/26/2035	124,000	121,506
Roper Technologies, Inc., 5.10%, 09/15/2035	119,000	120,783
TD SYNNEX Corp., 5.30%, 10/10/2035	123,000	123,036
Verisk Analytics, Inc., 5.13%, 02/15/2036	122,000	123,748
		2,217,271

Utilities - 11.4%
American Electric Power Co., Inc., 6.05% to 03/15/2036 then 5 yr. CMT Rate + 1.94%, 03/15/2056	124,000	123,978
Atmos Energy Corp., 5.20%, 08/15/2035	120,000	124,327
CenterPoint Energy Houston Electric LLC, 4.95%, 08/15/2035	122,000	123,645
Cleco Power LLC, 5.30%, 01/15/2036 (a)	122,000	123,759
Consolidated Edison Co. of New York, Inc., 5.85%, 03/15/2036	116,000	124,972
DTE Energy Co., 5.05%, 10/01/2035	121,000	121,386
Duke Energy Florida LLC, 4.85%, 12/01/2035	122,000	122,641
Electricite de France SA, 4.75%, 10/13/2035 (a)	125,000	124,099
Essential Utilities, Inc., 5.25%, 08/15/2035	119,000	121,892
Evergy Missouri West, Inc., 5.25%, 12/15/2035 (a)	122,000	123,879
Indianapolis Power & Light Co., 5.05%, 08/15/2035 (a)	119,000	120,769
Interstate Power and Light Co., 5.60%, 06/29/2035	117,000	122,626
Jersey Central Power & Light Co., 5.15%, 01/15/2036 (a)	119,000	121,224
New York State Electric & Gas Corp., 5.05%, 08/15/2035 (a)	119,000	120,798
NextEra Energy Capital Holdings, Inc., 6.50% to 08/15/2035 then 5 yr. CMT Rate + 1.98%, 08/15/2055	114,000	120,621
NiSource, Inc., 5.35%, 07/15/2035	120,000	123,120
Northwest Natural Holding Co., 7.00% to 09/15/2035 then 5 yr. CMT Rate + 2.70%, 09/15/2055	119,000	123,309
NRG Energy, Inc., 5.41%, 10/15/2035 (a)	124,000	124,158
Pacific Gas and Electric Co., 6.00%, 08/15/2035	118,000	124,665
PECO Energy Co., 4.88%, 09/15/2035	124,000	125,792
Public Service Co. of Colorado, 5.15%, 09/15/2035	119,000	121,265
Public Service Electric and Gas Co., 4.90%, 08/15/2035	122,000	123,763
Southern California Edison Co., 5.63%, 02/01/2036	119,000	121,227
Southern California Gas Co., 5.45%, 06/15/2035	118,000	123,613
Southern Power Co., 4.90%, 10/01/2035	126,000	125,211
Virginia Electric and Power Co., 4.90%, 09/15/2035	121,000	121,237
Vistra Operations Co. LLC, 5.25%, 10/15/2035 (a)	121,000	120,683
		3,318,659
TOTAL CORPORATE BONDS (Cost $28,112,010)		28,514,179

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.8%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (e)	801,846	801,846
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $801,846)		801,846

TOTAL INVESTMENTS - 101.1% (Cost $28,913,856)		29,316,025
Liabilities in Excess of Other Assets - (1.1)%		(308,945)
TOTAL NET ASSETS - 100.0%		$29,007,080

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $3,065,645 or 10.6% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $464,930.
(c)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Step coupon bond. The rate disclosed is as of November 30, 2025.
(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

F/m 10-Year Investment Grade Corporate Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$28,514,179	$–	$28,514,179
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	801,846
Total Investments	$–	$28,514,179	$–	$29,316,025

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $801,846 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.